Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A Class
Prospectus [Line Items]
Annual Return [Percent]	4.94%	42.91%	14.19%	22.13%	40.81%	(29.51%)	18.39%	(15.14%)	(1.03%)	42.12%
TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Annual Return [Percent]	11.48%	9.19%	20.15%	(24.94%)	29.49%	15.44%	36.61%	(11.87%)
TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Annual Return [Percent]	7.46%	37.32%	10.80%	16.12%	34.75%	(20.79%)	23.06%	(10.87%)	2.18%	37.49%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Annual Return [Percent]	5.57%	31.72%	16.39%	6.89%	19.48%	(23.11%)	10.07%	(7.92%)	(4.40%)	37.28%
TORTOISE ENERGY ETF
Prospectus [Line Items]
Annual Return [Percent]	3.96%	25.86%	12.48%	17.98%	24.81%	(14.22%)	15.90%	(14.61%)	(5.60%)	35.27%